SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Share-based Compensation Expense
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Research and development	2,521	4,801
Selling, general and administrative	3,117	4,069
	$5,638	$8,870